SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options 2022 (Details) - Incentive stock options for investor relation services	12 Months Ended
Jan. 31, 2023 $ / shares
Expected life of options	5 years
Annualized volatility	243.00%
Risk-Free Interest Rate	3.27%
Fair Value at the date of transaction	$ 0.218